                                                        OppenheimerFunds, Inc.
                                                      Two World Financial Center
                                                    225 Liberty Street, 11th Floor
                                                        New York, NY 10281-1008

July 31, 2007

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

         Re:    Oppenheimer Rochester Arizona Municipal Fund (the "Registrant")
                Reg. No. 333-132778; File No. 811-21877

To the Securities and Exchange Commission:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities
Act would not have differed from that contained in Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form
N-1A, which was filed electronically with the Securities and Exchange Commission on July 26, 2007.

                                                     Sincerely,

                                                     /s/ Taylor V. Edwards
                                                     ------------------------------------
                                                     Taylor V. Edwards
                                                     Vice President & Assistant Counsel
                                                     212.323.0310
                                                     tedwards@oppenheimerfunds.com

cc:    Mayer, Brown, Rowe & Maw, LLP
       KPMG LLP
       Gloria LaFond
       Nancy S. Vann